Investment Strategy	Aug. 04, 2025
abrdn Focused Emerging Markets ex-China Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]

The Focused Emerging Markets ex-China Active ETF will invest primarily in common stocks, but may also invest in other types of equity securities, including, but not limited to, preferred stock and depositary receipts. As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market (excluding China) companies. The Fund will be managed pursuant to a “focused” strategy whereby the Adviser or abrdn Investments Limited (the “Sub-adviser”) will typically invest the Fund’s assets in a small number of issuers. Generally, the Fund expects to hold approximately 45 to 60 issuers.

A company is considered to be an emerging market (excluding China) company if Fund management determines that the company meets one or more of the following criteria:

●	the company is organized under the laws of an emerging market country (excluding China);
●	the company has its principal office in, or management is located in, an emerging market country (excluding China); and/or
●	the company has its principal securities trading market in an emerging market country (excluding China).

An emerging market (excluding China) country is any country included in the MSCI Emerging Markets ex-China Index or determined by the Adviser or the Sub-adviser to have similar emerging market characteristics. At times, the Fund may have a significant amount of its assets invested in a country or geographic region, including through an exchange-traded fund or by any other available means, such as through American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund currently anticipates that it will invest a significant amount of its assets in securities economically tied to Taiwan. The Fund may invest in securities denominated in U.S. Dollars and currencies of emerging market countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests.

The Fund may invest in securities of any market capitalization, including small and mid-cap securities.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the information technology and financials sectors.

In seeking to achieve the Fund’s investment objective, the Adviser and Sub-adviser invest in quality companies and are active, engaged owners. The Adviser and Sub-adviser evaluate every company against quality criteria and build conviction using a team-based approach and peer review process. The quality assessment covers five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company.  Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser and Sub-adviser.

abrdn International Small Cap Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]

The International Small Cap Active ETF seeks to achieve its objective by investing primarily in equity securities of small non-U.S. companies. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts. As a nonfundamental policy, under normal market conditions, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. small companies. For purposes of the Fund’s 80% policy, a company is considered to be a non-U.S. company if Fund management determines that the company meets one or more of the following criteria:

●	the company is organized under the laws of a country outside the U.S.;

●	the company has its principal office in, or management is located in, a country outside the U.S.; and/or
●	the company has its principal securities trading market in a country outside the U.S.

The Fund considers a “small” company to be one whose market capitalization is within the range of capitalizations of companies in the MSCI All Country World ex-USA Small Cap Index at the time of purchase. As of May 31, 2025, the MSCI All Country World ex-USA Small Cap Index included companies with market capitalizations up to $14.99 billion.

The Fund may invest in companies of any size provided the Fund’s 80% policy is met. As a result, the Fund’s average market capitalization may sometimes exceed that of the largest company in the MSCI All Country World ex-USA Small Cap Index.

Under normal circumstances, a number of countries around the world will be represented in the Fund’s portfolio, some of which may be considered to be emerging market countries. At times, the Fund may have a significant amount of its assets invested in a country or geographic region, including through an exchange-traded fund. The Fund currently anticipates that it will invest a significant amount of its assets in securities economically tied to the United Kingdom and Japan.

The Fund may invest in securities denominated in U.S. Dollars and the currencies of the foreign countries in which it may invest. The Fund typically has full currency exposure to those markets in which it invests.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the industrials and information technology sectors.

The Fund may invest:

●	up to 20% of net assets in debt securities;
●	up to 10% of net assets in private funds that invest in private equity and in venture-capital companies;
●	up to 35% of net assets in emerging markets securities; and
●	without limit in foreign securities.

In seeking to achieve the Fund’s investment objective, the Adviser and Sub-adviser (together, the “Advisers”) select stocks for the Fund using the portfolio management team’s quality, growth and momentum approach, which aims to identify companies that, in the Advisers’ view, exhibit a range of high-quality characteristics, the ability to deliver sustainable, multiyear growth and upwards momentum. When assessing quality, the Adviser and Sub-adviser evaluate every company against quality criteria and build conviction using a team-based approach and peer review process. The quality assessment covers five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Advisers. In assessing the growth outlook for stocks, the Advisers consider the industry backdrop, as well as management’s strategy to drive sales and profitability over the medium to long term. When looking at momentum, the Advisers consider both price momentum and earnings momentum. The investment team generally allows the weight of stocks with positive price and earnings momentum, which also meet its quality and growth criteria, to increase.